WARRANT LIBILITY (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 16, 2013 item
WARRANT LIBILITIES [Line Items]
Warrant liability recognized	$ 1,890,000	$ 9,345,000
Gain from the change in fair value of the warrant liability	(7,455,000)	(3,202,500)
Warrant [Member]
WARRANT LIBILITIES [Line Items]
Number of shares that can be purchased on exercise of warrants				10,500,000
Number of shares that can be purchased on exercise of warrants as a percentage of shares issued in public offering				35.00%
Number of ordinary shares per ADS				6.04
Aggregate American Depository Shares (ADS)				5,250,000
Exercise price (in dollars per share)				$ 3.02
Number of ways to settlement				3
Warrant liability recognized				12,547,500
Gain from the change in fair value of the warrant liability	$ 7,455,000	$ 3,202,500